Income Tax (Details) - USD ($)	3 Months Ended		8 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2019
Income Tax (Details) [Line Items]
Tax provision
Net operating loss carryovers						$ 1,000,000
Foreign net operating loss carryovers						53,300,000
Change in valuation allowance						5,400,000
Valuation allowance			$ 9,090,000.00			14,500,000	$ 9,090,000.00
Accrued income tax provision								$ 180,000
Clean Earth Acquisitions Corp [Member]
Income Tax (Details) [Line Items]
Tax provision	$ 222,009	$ 228,946		$ 853,922	$ 278,308	$ 647,731
Effective tax rate	96.85%	276.34%		20.86%	(47.94%)	91.53%
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Percent				21.00%		70.53%
Previously Reported [Member]
Income Tax (Details) [Line Items]
Tax provision						$ 5,000	$ 518,000
Previously Reported [Member] | Clean Earth Acquisitions Corp [Member]
Income Tax (Details) [Line Items]
Tax provision	$ 222,209
U.S. federal [Member]
Income Tax (Details) [Line Items]
Net operating loss carryovers						14,900,000
Ireland [Member]
Income Tax (Details) [Line Items]
Net operating loss carryovers						36,700,000
Romania [Member]
Income Tax (Details) [Line Items]
Net operating loss carryovers						10,400,000
Operating Income (Loss) [Member]
Income Tax (Details) [Line Items]
Net operating loss carryovers						$ 14,000,000
2017 [Member]
Income Tax (Details) [Line Items]
Net operating loss, percentage						80.00%
2023 [Member]
Income Tax (Details) [Line Items]
Net operating loss carryovers						$ 496,000
2028 [Member]
Income Tax (Details) [Line Items]
Net operating loss carryovers						$ 10,400,000